Description of Organization and Business Operations - Initial Public Offering (Details)																								6 Months Ended		12 Months Ended
	Jul. 02, 2024 USD ($)	Jun. 02, 2024 USD ($)	May 02, 2024 USD ($)	Apr. 02, 2024	Feb. 27, 2024 USD ($) installment item shares	Feb. 26, 2024	Feb. 09, 2024 USD ($) $ / shares	Feb. 08, 2024 USD ($)	Feb. 02, 2024 USD ($)	Jan. 02, 2024	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 02, 2023 USD ($)	Nov. 02, 2023	Oct. 02, 2023	Sep. 05, 2023 USD ($)	Sep. 02, 2023 USD ($)	Aug. 02, 2023 USD ($)	Jul. 06, 2023 USD ($)	Jul. 02, 2023	Jun. 02, 2023 USD ($)	Apr. 18, 2023 USD ($)	Feb. 28, 2023 USD ($) item shares	Mar. 02, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) item $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 28, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Feb. 13, 2024 USD ($) $ / shares	Sep. 27, 2023 USD ($)	Feb. 08, 2023 USD ($)	Nov. 07, 2022 USD ($) $ / shares	Aug. 08, 2022	Jan. 04, 2021 $ / shares
Initial Public Offering and Private Placement
Shares issued (in shares) | shares											1
Ordinary shares | $ / shares											$ 0.0001													$ 0.0001		$ 0.0001
Ordinary shares, shares issued (in shares) | shares											1													1		1
Ordinary shares, shares outstanding (in shares) | shares											1															1
CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Offering costs																							$ 8,800,000
Deferred underwriting commissions																							5,200,000
Percentage of deferred underwriting commissions payable included in initial business combination																																		50.00%
Net proceeds from initial public offering and private placement deposited in trust account																							$ 149,500,000	$ 724,000	$ 560,000	$ 1,400,000	$ 0
Unit price, proposed public offering and private placement (in dollars per unit) | $ / shares																							$ 10.00
Percentage of public shares that would not be redeemed if business combination is not completed within initial combination period																								100.00%		100.00%
Number of times to extend period to consummate business combination | item					11																	9
Period of time for an extension to consummate business combination		1 month	1 month	1 month	1 month																	1 month
Advance notice prior to applicable termination date					5 days																	5 days
Installments | installment					11
Ordinary shares | $ / shares																														$ 0.01
Carrying Value					$ 4,358,804						$ 40,475,949													$ 37,838,923		$ 40,475,949	$ 151,528,894		$ 37,019,896
Period to complete business combination from closing of initial public offering						36 months
Minimum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Number of operating businesses included in initial Business Combination | item																								1		1
Fair market value as percentage of net assets held in trust account included in initial business combination																								80.00%		80.00%
Post-transaction ownership percentage of the target business																								50.00%		50.00%
Percentage of public shares that can be redeemed without prior consent																								15.00%		15.00%
Maximum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Period to cease operations if business combination is not completed within combination period																								10 days		10 days
Interest from trust account that can be held to pay dissolution expenses																							$ 100,000
Extension period to complete business combination after original termination date					12 months																	36 months
Public shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Shares issued (in shares) | shares					3,300,016																	3,690,831
Convertible preferred stock, shares issued | shares					390,815																	11,259,169
Private placement units | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Shares issued (in shares) | shares					499,000																	499,000	499,000
Share price (in dollars per share) | $ / shares																							$ 10.00
Gross proceeds from private placement																							$ 5,000,000.0
Second convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Period of time for an extension to consummate business combination									1 month	1 month		1 month	1 month	1 month		1 month	1 month		1 month	1 month
Aggregate amount drawn															$ 165,000	$ 560,000	$ 140,000	$ 140,000		$ 140,000	$ 400,000
Principal amount																																$ 1,680,000
Loan for an aggregate deposit															$ 165,000	560,000	$ 140,000	$ 140,000		$ 140,000	$ 400,000
Second convertible promissory note | Maximum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Aggregate amount drawn																						$ 1,380,000
Principal amount																$ 1,680,000														$ 1,680,000
Loan for an aggregate deposit																						1,380,000
Third convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Period of time for an extension to consummate business combination												1 month	1 month	1 month
Aggregate amount drawn									$ 900,000			$ 420,000												$ 900,000		$ 470,000
Principal amount																															$ 900,000
Loan for an aggregate deposit									$ 900,000			$ 420,000												900,000		470,000
Fourth convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Aggregate amount drawn	$ 111,000	$ 111,000	$ 111,000																					540,000
Principal amount	1,000,000
Loan for an aggregate deposit	$ 111,000	$ 111,000	$ 111,000																					$ 540,000
Sponsor | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Net proceeds from initial public offering and private placement deposited in trust account					$ 111,000
Aggregate amount drawn																										161,000
Loan for an aggregate deposit																										$ 161,000
Sponsor | Maximum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Aggregate amount drawn					1,221,000																	1,680,000
Loan for an aggregate deposit					1,221,000																	1,680,000
Sponsor | Amended and restated memorandum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Net proceeds from initial public offering and private placement deposited in trust account					$ 111,000																	140,000
Percentage of ordinary shares issued and outstanding held by initial shareholders.					56.20%
Sponsor | Second convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Net proceeds from initial public offering and private placement deposited in trust account					$ 111,000																	$ 420,000
Sponsor | Fourth convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Net proceeds from initial public offering and private placement deposited in trust account							$ 111,000
Aggregate amount drawn								$ 1,000,000
Loan for an aggregate deposit								$ 1,000,000
Conversion price (in dollars per share) | $ / shares							$ 10.00
Sponsor | Working capital loan | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Borrowings																												$ 150,000
Principal amount																																	$ 120,000
Conversion price (in dollars per share) | $ / shares																																	$ 10.00
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Shares issued (in shares) | shares					3,799,016																	4,189,831
Ordinary shares | $ / shares											$ 0.0001													$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Carrying Value					$ 4,358,804																	$ 115,071,882
Ordinary shares, shares issued (in shares) | shares											499,000													499,000		499,000	499,000
Ordinary shares, shares outstanding (in shares) | shares											499,000													499,000		499,000	499,000
Class A ordinary shares | Sponsor | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Number of times to extend period to consummate business combination | item					11
Period of time for an extension to consummate business combination					1 month
Advance notice prior to applicable termination date					5 days
Extension period to complete business combination after original termination date					48 months
Ordinary shares | $ / shares																																	$ 0.0001
Class A ordinary shares | Sponsor | Working capital loan | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Ordinary shares | $ / shares																												$ 0.0001
Conversion price (in dollars per share) | $ / shares																												$ 10.00
Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Ordinary shares | $ / shares											$ 0.0001													$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares) | shares					3,737,500						3,737,500											3,737,500		3,737,500		3,737,500	3,737,500
Ordinary shares, shares outstanding (in shares) | shares					3,737,500						3,737,500											3,737,500		3,737,500		3,737,500	3,737,500
Class B ordinary shares | Sponsor | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Ordinary shares | $ / shares																																			$ 0.0001
Initial public offering | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Gross proceeds from initial public offering																											$ 149,500,000
Initial public offering | Public shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Shares issued (in shares) | shares																							14,950,000
Share price (in dollars per share) | $ / shares																							$ 10.00
Gross proceeds from initial public offering																							$ 149,500,000
Initial public offering | Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Offering costs																											$ 8,734,896
Over-Allotment option | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Shares issued (in shares) | shares																							1,950,000
Over-Allotment option | Public shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Initial Public Offering and Private Placement
Shares issued (in shares) | shares																							1,950,000
Share price (in dollars per share) | $ / shares																							$ 10.00